Share Capital (Narrative) (Details) - Class B Non Voting Shares [Member] - CAD ($) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended
	Oct. 24, 2019	Oct. 18, 2019	Mar. 31, 2020	Feb. 29, 2020	Aug. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares to purchase				492,115,775	494,389,771
Cancellation of shares			$ 25
Shares repurchased			1,191,173	3,964,730
Minimum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP	0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP	2.00%
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares to purchase		24,758,127
Percentage of issued and outstanding shares		5.00%
Cancellation of shares				$ 105
Average book value of shares repurchased				$ 8.77
Shares repurchased				3,964,730
Excess of the market price of treasury shares over average book value, including transaction costs				$ 70